FINANCIAL AND CAPITAL RISK MANAGEMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL AND CAPITAL RISK MANAGEMENT
Cash and cash equivalents	$ 43,346,000	$ 11,351,000
Commodity price risk increased or decreased	10,400,000
Cash and cash equivalents foreign currency risk	$ 10,201,000	2,728,000
Investments in equity instruments designated percentage FVTPL	10.00%
Investment in equity instrument designated percentage FVTOCI	10.00%
Other comprehensive income (loss)	$ 201,000	$ 239,000